CONTRACTUAL COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	R$ 4,523,051
2020
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	1,191,801
2021
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	1,284,244
2022
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	919,747
2023
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	279,386
2024
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	278,609
2025 onwards
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	R$ 569,264